Long-Term Debt - Movements in Interest bearing Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowing costs Abstract [Abstract]
Opening balance	$ 2,337,955	$ 2,729,167
New loans and borrowings	618,414	2,816,871
Repayments	(882,191)	(3,283,861)
Other	(61,079)	75,778
Ending balance	$ 2,013,099	$ 2,337,955